INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 30,000,000
Valuation allowance percentage	100.00%
Increased in valuation allowance	$ 3,000,000.0	$ 800,000
Unrecognized tax benefits	249,517	$ 190,229	$ 49,646
Expiring In Two Thousand Thirty Four [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	670,000
Indefinitely [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 24,000,000